Long-Term Debt And Short-Term Debt (Narrative) (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Debt Disclosure [Line Items]
Loans subject to collateral	$ 1,732		$ 3,899
Other investments and advances, and property, plant and equipment pledged as collateral		2,550		8,945
Short-term bonds		¥ 369,489
Short-term borrowings, weighted-average interest rate	0.60%	0.60%	2.80%	2.80%